Related Party Balances and Transactions (Details 7) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Nanjing Weibang Transmission Technology Co., Ltd
Related Party Transaction [Line Items]
Payment on behalf of related party	¥ 2,790	¥ 0	¥ 0